SHARE BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Nonvested at September 30, 2024	4,025,000	$0.05
Granted	6,996,677	$0.05
Vested	(3,289,455)	$0.05
Forfeited	(3,135,000)	$0.05
Nonvested at September 30, 2025	4,597,222	$0.05	9.0	$-
Exercisable at September 30, 2025	3,289,455	$0.05	9.0	$-

SCHEDULE OF ESTIMATE FAIR VALUE OF SHARE BASED COMPENSATION AWARDS
Fiscal Periods Ended September 30, 2025 and 2024
Expected volatility	90%
Risk free interest rate	4.0%
Expected term	10 years
Expected dividends	-
Current price input	0.50